SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Bank overdraft	$ 8,927	$ 6,010
Bank borrowings	8,927	6,010
Within 12 months	1,955	2,558
Over 1 year	6,972	3,452
Term Loans [Member]
Short-Term Debt [Line Items]
Bank overdraft	7,162	4,272
Bank borrowings	7,162	4,272
Bank Overdraft [Member]
Short-Term Debt [Line Items]
Bank overdraft	1,765	1,738
Bank borrowings	$ 1,765	$ 1,738